Income tax benefit - Summary of Income tax benefit (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2019
Disclosure Of Income Tax Benefit [line items]
Statutory tax rate	27.50%
Australia [member]
Disclosure Of Income Tax Benefit [line items]
Statutory tax rate	27.50%
US [member]
Disclosure Of Income Tax Benefit [line items]
Statutory tax rate	21.00%